Property and Equipment (Quarter) (Detail) - Property and equipment (Tables) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: Accumulated depreciation	$ (5,964)	$ (2,397)	$ (141)
Net property and equipment	17,817	21,384	4,224
Office Equipment [Member]
Office Equipment	$ 23,781	$ 23,781	$ 4,365